Schedule of Change in Liability Classified Warrant Fair Value (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfChangeInLiabilityClassifiedWarrantFairValueLineItems [Line Items]
Balance at December 31, 2024	$ 10,109	$ 7,673	$ 7,673	$ 3,508
Change in fair value	643	(583)	(1,159)	1,108
Balance at December 31, 2025		7,090	10,109	7,673
Warrant Liabilities [Member]
ScheduleOfChangeInLiabilityClassifiedWarrantFairValueLineItems [Line Items]
Balance at December 31, 2024	2,689	830	830	817
Additions	52
Change in fair value	7,615	372	1,859	75
Change in classification to equity	(10,304)			(62)
Balance at December 31, 2025	52	1,202	2,689	830
Related Party Warrant Liabilities [Member]
ScheduleOfChangeInLiabilityClassifiedWarrantFairValueLineItems [Line Items]
Balance at December 31, 2024	245	119	119	107
Additions
Change in fair value	847	53	126	12
Change in classification to equity	(1,092)
Balance at December 31, 2025		172	245	119
Warrant [Member]
ScheduleOfChangeInLiabilityClassifiedWarrantFairValueLineItems [Line Items]
Balance at December 31, 2024	2,934	949	949	924
Additions	52
Change in fair value	8,462	425	1,985	87
Change in classification to equity	(11,396)			(62)
Balance at December 31, 2025	$ 52	$ 1,374	$ 2,934	$ 949